Cash flows from operating activities	12 Months Ended
Dec. 31, 2021
Cash Flow Statement [Abstract]
Cash flows from operating activities	Cash flows from operating activities

		Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
	Note	€m	€m	€m
Cash flows from operating activities
Profit for the period		181.0	225.1	153.6
Adjustments for:
Exceptional items	7	45.3	20.6	54.5
Non-cash fair value purchase price adjustment of inventory	5	8.4	—	—
Share based payments expense		5.1	9.0	14.9
Depreciation and amortization		71.6	67.6	68.3
Loss on disposal and impairment of property, plant and equipment		0.7	0.9	0.6
Net finance costs	10	106.0	63.7	73.2
Taxation	11	55.7	70.4	56.7
Operating cash flow before changes in working capital, provisions and exceptional items		473.8	457.3	421.8
(Increase)/decrease in inventories		(23.8)	(12.7)	23.5
Decrease/(increase) in trade and other receivables		24.1	(1.8)	(34.4)
(Decrease)/increase in trade and other payables		(25.0)	107.2	(40.6)
Increase in employee benefit and other provisions		1.2	2.0	6.6
Cash generated from operations before tax and exceptional items		450.3	552.0	376.9